OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of other investments [Abstract]
Schedule of Equity Investments Designated

	March 31, 2021	March 31, 2020
Equity investments designated as FVTOCI
Public companies	$2,966	$6,633
Private companies	2,289	2,117
	5,255	8,750
Equity investments designated as FVTPL
Public companies	10,478	-
Total	$15,733	$8,750

Schedule of Continuity of Investments

The continuity of such investments is as follows:

		Accumulated fair	Accumulated fair
		value change	value change
	Fair Value	included in OCI	included in P&L
April 1, 2019	$9,253	$(35,128)	$-
Gain on equity investments	249	249	-
Acquisition	7,851	-	-
Disposal	(8,454)	-	-
Impact of foreign currency translation	(149)	-	-
March 31, 2020	$8,750	$(34,879)	$-
Gain on equity investments designated as FVTOCI	12,069	12,069	-
Gain on equity investments designated as FVTPL	7,188	-	7,188
Acquisition	12,708	-	-
Disposal	(19,301)	-	-
Reclassified to short-term investments	(7,511)	-	-
Impact of foreign currency translation	1,830	-	-
March 31, 2021	$15,733	$(22,810)	$7,188